Other Non-Current Assets - Long-term deposit accounts (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) item	Feb. 10, 2021 EUR (€)	Jan. 06, 2021 EUR (€) item	Jan. 06, 2021 USD ($) item	Dec. 31, 2020 EUR (€)	Feb. 01, 2019 EUR (€) item
Other Non Current Assets [Line Items]
Maximum indemnification amount	€ 2,000	€ 2,000
Bank guarantee and pledge of gradual rate deposit account	€ 1,700
Period for tax credit recoverable if not used by the Company to pay income tax	5 years
Advance to suppliers, Non current	€ 700
Pledge over cash, one
Other Non Current Assets [Line Items]
Number of pledges over cash | item			1	1		1
Bank guarantee and pledge of gradual rate deposit account						€ 700
Amount of pledge as a percentage of sum not covered by the indemnity to be received						50.00%
Pledge over cash, two
Other Non Current Assets [Line Items]
Number of pledges over cash | item	2
Bank guarantee and pledge of gradual rate deposit account	€ 1,700
Tax Disputees With French Tax Authorities | Pledge over cash, one
Other Non Current Assets [Line Items]
Bank guarantee and pledge of gradual rate deposit account					€ 1
Crdit Agricole bank
Other Non Current Assets [Line Items]
Number of pledges over cash | item	2
Amount of pledge as a percentage of sum not covered by the indemnity to be received	50.00%
Crdit Agricole bank | If dispute remains unresolved
Other Non Current Assets [Line Items]
Bank guarantee and pledge of gradual rate deposit account	€ 1,700		€ 1,700
Crdit Agricole bank | Pledge over cash, one
Other Non Current Assets [Line Items]
Number of pledges over cash | item	1		1	1
Bank guarantee and pledge of gradual rate deposit account	€ 700			$ 1.0